Acquisition Of Nautilus Offshore Services Inc. (Details) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 21, 2015 USD ($)	Nov. 24, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Fair value of non controlling interest				$ 1,500
Carrying amount of vessels			$ 95,550	96,428
Number of time charter			7
Revenues			$ 51,934	969,825	$ 2,185,524
Net losses			(198,686)	(2,808,086)	58,020
Amortization of fair value of acquired time charters			4,346	2,840	7,443
Impairment loss and loss from sale of vessels and vessel owning companies			$ (106,343)	(1,057,116)	$ (38,148)
Nautilus | Offshore Support Vessels
Number of vessels			6
Nautilus | Oil Spill Recovery Vessels
Number of vessels			4
Nautilus | Platform Supply Vessels
Number of vessels			2
Nautilus
Ownership percentage to Nautilus	97.44%	2.56%
Acquisition Net Debt Assumed	$ 33,000
Fair value of non controlling interest	$ 1,500
Amortization method of time-chartered contracts			straight-line
Revenues				8,118
Net losses				(2,100)
Amortization of fair value of acquired time charters			$ 4,346	1,467
Impairment loss and loss from sale of vessels and vessel owning companies			$ 5,161
Nautilus | Termination of contracts
Number of time charter			3
Amortization of fair value of acquired time charters			$ 941
Impairment loss and loss from sale of vessels and vessel owning companies			$ 5,161
Nautilus | Vessels
Carrying amount of vessels				99,370
Fair value adjustment				$ 2,270